Note K - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses	$ 1,631	$ 2,538
Unrealized loss on securities available for sale	279	510
Deferred compensation	1,466	2,194
Deferred loan fees/costs	130	248
Other real estate owned	377	719
Accrued bonus	234	240
Purchase accounting adjustments	56	305
Net operating loss	148	258
Other	212	275
Mortgage servicing rights	(78)	(134)
FHLB stock dividends	(676)	(1,078)
Prepaid expenses	(149)	(283)
Depreciation and amortization	(627)	(823)
Other	(3)	(4)
Net deferred tax asset	$ 3,000	$ 4,965